THE DRESHER FAMILY OF FUNDS

                       The Dresher Classic Retirement Fund
                                        &
                      The Dresher Comprehensive Growth Fund






                               SEMI-ANNUAL REPORT

                                  June 30, 2003

                      MANAGEMENT DISCUSSION OF PERFORMANCE

                                     General

Business conditions remain weak and the consumer continues to be the primary source of economic strength. It's very alarming to see that mortgage rates have recently moved higher which could potentially dampen consumer confidence and spending. With unemployment still high and jobs being lost to overseas markets like China, we can only hope that our current stability will be maintained until business conditions improve. Business hiring and increased capital spending are desperately needed to support a very fragile economy. State and federal budget deficits are becoming a problem which greatly reduces the prospect of increased government spending being available to provide further economic stimulus.

Stock prices rebounded off near-term lows in March and provided some greatly needed psychological relief to market-weary investors. However, from our perspective, it's now all that much harder to justify current stock prices in relation to lackluster corporate earnings. With diminishing prospects for a meaningful acceleration in the rate of earnings growth, it appears we're floating haphazardly in a stock market "bubble" which may again burst without warning.

The Dresher Family of Funds has continued to maintain a temporary defensive strategy with the allocation of assets; we are holding reserves in the money market funds and in short- to intermediate-term bond funds. With interest rates moving higher, we are also avoiding longer-term bond investments, which are more adversely affected by an increase in rates than bonds with shorter maturities.

                       The Dresher Classic Retirement Fund

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. Performance of the Fund for the six months ending June 30, 2003 was 6.48%. The return for the Lipper Balanced Fund Index in the period was 8.87%.

                      The Dresher Comprehensive Growth Fund

The Dresher Comprehensive Growth Fund is a growth fund, which seeks capital appreciation without regard to current income. Under normal market conditions, the Fund will invest at least 75% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. Performance of the Fund for the six months ending June 30, 2003 was 9.36%. The return for the Lipper Growth Fund Index in the period was 11.76%.

                       THE DRESHER CLASSIC RETIREMENT FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (UNAUDITED)

                                                                      PERCENTAGE
                    FUND                           SHARES  FAIR VALUE   of TOTAL

     Vanguard Short-Term Corporate Fund           272,114  $2,968,762   21.7%
     Harbor Bond Fund                             137,708   1,667,640   12.2%
     Dodge & Cox Income Fund                       98,941   1,286,235    9.4%
     Vanguard Prime Money Market Fund           1,196,436   1,196,436    8.8%
     Dodge & Cox Balanced  Fund                    15,814   1,032,943    7.6%
     Goldman Sachs FSQ Prime Obligations Fund     907,369     907,369    6.6%
     Janus Growth & Income Fund                    32,861     834,329    6.1%
     Weitz Value Fund                              18,405     589,135    4.3%
     Oakmark Select Fund                           21,345     587,829    4.3%
     T. Rowe Price Mid-Cap Growth Fund             15,751     577,111    4.2%
     T. Rowe Price Blue Chip Fund                  21,696     543,063    4.0%
     Vanguard 500 Index Fund                        5,462     491,730    3.6%
     T. Rowe Price Capital Appreciation Fund       29,981     467,706    3.4%
     Fidelity Diversified International Fund       15,026     290,912    2.1%
                                                          -----------   -----
     Total Investments (cost $13,461,612)                  13,441,200   98.3%
     Other Assets and Liabilities                             231,418    1.7%
                                                          -----------   -----
     Net Assets                                           $13,672,618  100.0%
                                                          ===========  ======

            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Classic           Lipper Balanced
                            Retirement Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                      $9,980                       $10,145
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $10,768                       $11,676
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $13,645                       $12,727
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $12,228                       $13,028
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '01                      $9,745                       $12,285
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '02                      $9,181                       $10,972
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '03                      $9,776                       $11,945
----------------------------------------------------------------------

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                      THE DRESHER COMPREHENSIVE GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (UNAUDITED)

                                                                      PERCENTAGE
                      FUND                        SHARES   FAIR VALUE  of TOTAL

        Vanguard Short-Term Corporate Fund       175,399  $ 1,913,599    18.4%
        Dodge & Cox Stock Fund                    14,021    1,350,311    13.0%
        Harbor Capital Appreciation Fund          50,416    1,141,418    11.0%
        Goldman Sachs FSQ Prime Obligations Fund 946,782      946,782     9.1%
        T. Rowe Price Capital Appreciation Fund   48,670      759,251     7.3%
        Vanguard Prime Money Market Fund         743,430      743,430     7.1%
        Vangard 500 Index Fund                     7,335      660,304     6.3%
        T. Rowe Price Mid-Cap Growth Fund         17,924      656,769     6.3%
        Oakmark Select Fund                       22,941      631,793     6.1%
        Weitz Value Fund                          19,724      631,368     6.1%
        T. Rowe Price Blue Chip Fund              25,122      628,795     6.0%
        Fidelity Diversified International Fund   17,058      330,243     3.2%
                                                          -----------  -------
        Total Investments (cost $10,851,422)               10,394,063    99.9%
        Other Assets and Liabilities                            8,805     0.1%
                                                          -----------  -------
        Net Assets                                       $ 10,402,868   100.0%
                                                         ============  ========


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Comprehensove     Lipper Growth
                                Growth Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                     $10,031                        $9,885
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $11,004                       $12,421
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $14,981                       $16,745
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $13,296                       $13,450
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '01                     $10,361                       $10,239
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '02                      $9,052                        $7,361
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '03                      $9,899                        $8,227
----------------------------------------------------------------------

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (UNAUDITED)



                                           CLASSIC             COMPREHENSIVE
                                        RETIREMENT FUND         GROWTH FUND
                                        ===============       ===============

  ASSETS

  Investments in Securities:
    At Acquisition Cost                   $ 13,461,612          $ 10,851,422
                                         =============         =============
  At Fair Value (Note 1)                  $ 13,441,200          $ 10,394,063
  Cash                                         241,668                16,668
                                         -------------         -------------
             TOTAL ASSETS                 $ 13,682,868          $ 10,410,731
                                         -------------         -------------
  LIABILITIES

  Payable to Advisor (Note 3)                   10,250                 7,863
                                         -------------         -------------
             TOTAL LIABILITIES                  10,250                 7,863
                                         -------------         -------------
  NET ASSETS                              $ 13,672,618          $ 10,402,868
                                         =============         =============
  NET ASSETS consist of:

   Capital Shares                         $ 15,741,722          $ 14,118,815
   Accumulated Net Realized Loss
        on Investments                      (2,139,260)           (3,281,408)
   Undistributed Net Investment Income          90,568                22,820
   Net Unrealized Depreciation in
        Investments                            (20,412)             (457,359)
                                         -------------         -------------

  NET ASSETS                              $ 13,672,618          $ 10,402,868
                                         =============         =============
  SHARES OUTSTANDING (Unlimited Number of
       Shares Authorized, No Par Value)        620,735               500,347
                                         =============         =============
  NET ASSET VALUE PER SHARE                    $ 22.03               $ 20.79
                                         =============         =============



   The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)


                                                CLASSIC            COMPREHENSIVE
                                             RETIREMENT FUND        GROWTH FUND
                                             ===============     ===============

INVESTMENT INCOME
   Dividend Income From Underlying Funds        $  145,378          $   64,369
                                             ---------------     ---------------
   Total Investment Income                         145,378              64,369
                                             ---------------     ---------------
EXPENSES

   Management Fees (Note 3)                         56,863              42,222
                                             ---------------     ---------------
   Total Expenses                                   56,863              42,222
                                             ---------------     ---------------

NET INVESTMENT INCOME                               88,515              22,147
                                             ---------------     ---------------

REALIZED  and UNREALIZED GAIN (LOSS)
        ON INVESTMENTS

   Capital Gain Distributions Received From
        Underlying Funds                               156                   0
   Realized Gain (Loss) on Sale of Underlying
        Funds                                      (55,868)           (152,870)
   Change in Net Unrealized Appreciation
        (Depreciation)of Underlying Funds          764,959             974,746
                                             ---------------     ---------------
   Net Realized and Unrealized Gain
         on Investments                            709,247             821,876
                                             ---------------     ---------------
   NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS             $    797,762       $     844,023
                                             ===============    ================

 The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
       FOR THE SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 2002



                             CLASSIC RETIREMENT FUND
                            ==========================


                                                    SIX MONTHS
                                                       ENDED
                                                     JUNE 2003         2002
                                                  -------------      -----------
                                                     UNAUDITED
                                                  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net Investment Income                               $ 88,515          $ 206,378
Net Realized Gain (Loss) from Security
        Transactions                                 (55,868)          (704,572)
Capital Gain Distributions from
        Underlying Funds                                 156             78,067
Change in Net Unrealized Depreciation
         in Underlying Funds                         764,959           (221,824)
                                                 -------------      ------------
Net Decrease in Net Assets Resulting
         from Operations                             797,762           (641,951)
                                                 -------------      ------------
Distributions to Shareholders                              -           (204,326)
                                                 -------------      ------------


CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold                        $ 1,511,648        $ 2,910,128
Reinvestment of Distributions                              -            204,326
Cost of Shares Redeemed                           (1,036,282)        (1,498,508)
                                                -------------      ------------
Increase (Decrease) in Net Assets
        due to Share Transactions                    475,366          1,615,946
                                                -------------      ------------
Increase (Decrease) in Net Assets                  1,273,128            769,669
Net Assets - Beginning of Year                    12,399,490         11,629,821
                                                -------------      ------------
Net Assets - End of Year                        $ 13,672,618       $ 12,399,490
                                                =============      ============

OTHER INFORMATION

Shares:
  Sold                                                71,160            138,406
  Issued in Reinvestment of Distributions                  -              9,890
  Redeemed                                           (49,868)           (69,603)
                                                -------------      -------------
Net Increase (Decrease)                               21,292             78,693
                                                =============      =============
The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
       FOR THE SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 2002



                                                    COMPREHENSIVE GROWTH FUND
                                                    ==========================


                                                       SIX MONTHS
                                                          ENDED
                                                        JUNE 2003      2002
                                                       -----------  -----------
                                                        UNAUDITED
                                                       -----------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net Investment Income                                  $ 22,147        $ 66,916
Net Realized Gain (Loss) from Security
        Transactions                                   (152,870)     (1,214,863)
Capital Gain Distributions from
        Underlying Funds                                     -           25,203
Change in Net Unrealized Depreciation
         in Underlying Funds                            974,746        (359,028)
                                                     -----------   -------------
Net Decrease in Net Assets Resulting
         from Operations                                844,023      (1,481,772)
                                                     -----------   -------------
Distributions to Shareholders                                 -          66,244
                                                     -----------   -------------


CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold                             $ 974,265     $ 1,632,791
Reinvestment of Distributions                                 -          66,244
Cost of Shares Redeemed                              (1,098,226)     (2,035,970)
                                                     -----------   -------------
Increase (Decrease) in Net Assets
        due to Share Transactions                      (123,961)       (336,935)
                                                     -----------   -------------
Increase (Decrease) in Net Assets                       720,062      (1,884,951)
Net Assets - Beginning of Year                        9,682,806      11,567,757
                                                   ------------    -------------
Net Assets - End of Year                           $ 10,402,868     $ 9,682,806
                                                   ============    =============

OTHER INFORMATION

Shares:
  Sold                                                   48,939          79,929
  Issued in Reinvestment of Distributions                     -           3,494
  Redeemed                                              (58,016)       (101,970)
                                                    ------------    ------------
Net Increase (Decrease)                                  (9,077)        (18,547)
                                                    ============    ============


The accompanying notes are an integral part of these financial statements.

                    THE DRESHER FAMILY OF FUNDS
                      CLASSIC RETIREMENT FUND
                        FINANCIAL HIGHLIGHTS



Per share information for a share outstanding throughout the period.

                                     FOR THE SIX
                                        MONTHS
                                         ENDED        Year Ended December 31,
                                          JUNE
                                          2003         2002          2001
                                       =========      =======================
                                       UNAUDITED
                                       =========
Net Asset Value, Beginning Period       $ 20.69         22.33       $ 28.35
                                       ---------      ---------    ---------
     Net Investment Income                 0.14          0.26          0.25
     Net Realized and Unrealized Gain
        (Loss) on Investments              1.20         (1.55)        (6.01)
                                       ---------      ---------    ---------
Total from Investment Operations           1.34         (1.29)        (5.76)
                                       ---------      ---------    ---------

Distributions
Distributions to Shareholders              0.00         (0.35)        (0.26)
                                       ---------      ---------    ---------
Net Asset Value, End of Period          $ 22.03       $ 20.69       $ 22.33
                                       =========      =========    =========

Total Return                               6.48%        (5.79%)      (20.30%)
Ratio of Net Expenses to Average Net
        Assets                             0.90% (a)     1.20%         1.20%
Ratio of Expenses Before Waiver to
        Average Net Assets                 1.20% (a)     1.45%         1.45%
Ratio of Net Investment Income (Loss)
         to Average Net Assets             1.39% (a)     1.78%         1.13%
Portfolio Turnover Rate                   15.97%       103.07%        90.50%

Net Assets, End of Period (000's)      $ 13,673      $ 12,399      $ 11,630


(a) annualized

                    THE DRESHER FAMILY OF FUNDS
                      CLASSIC RETIREMENT FUND
                        FINANCIAL HIGHLIGHTS



Per share information for a share outstanding throughout the period.



                                                   Year Ended December 31,

                                                    2000            1999
                                                   ========================


Net Asset Value, Beginning Period                  $ 32.65         $ 26.00
                                                   --------        --------
     Net Investment Income                           (0.07)          (0.02)
     Net Realized and Unrealized Gain
        (Loss) on Investments                        (3.31)           6.97
                                                   --------        --------
Total from Investment Operations                     (3.38)           6.95
                                                   --------        --------
Distributions
Distributions to Shareholders                        (0.92)          (0.30)
                                                   --------        --------
Net Asset Value, End of Period                     $ 28.35         $ 32.65
                                                   ========        ========

Total Return                                        (10.35%)         26.73%
Ratio of Net Expenses to Average Net
        Assets                                        1.20%           1.20%
Ratio of Expenses Before Waiver to
        Average Net Assets                            1.45%           1.45%
Ratio of Net Investment Income (Loss)
         to Average Net Assets                       (0.31%)         (0.05%)
Portfolio Turnover Rate                              15.59%          54.02%

Net Assets, End of Period (000's)                  $13,247         $11,556


(a) annualized

                    THE DRESHER FAMILY OF FUNDS
                      COMPREHENSIVE GROWTH FUND
                        FINANCIAL HIGHLIGHTS



Per share information for a share outstanding throughout the period.

                                     FOR THE SIX
                                        MONTHS
                                         ENDED        Year Ended December 31,
                                          JUNE
                                          2003         2002          2001
                                       =========      =======================
                                       UNAUDITED
                                       =========
Net Asset Value, Beginning Period       $ 19.01        $ 21.91      $ 28.23
                                       ---------      ---------    ---------
     Net Investment Income                 0.04           0.07         0.08
     Net Realized and Unrealized Gain
        (Loss) on Investments              1.74          (2.84)       (6.31)
                                       ---------      ---------    ---------
Total from Investment Operations           1.78          (2.77)       (6.23)
                                       ---------      ---------    ---------
Distributions
Distributions to Shareholders              0.00          (0.13)       (0.09)
                                       ---------      ---------    ---------
Net Asset Value, End of Period          $ 20.79        $ 19.01      $ 21.91
                                       =========      =========    =========

Total Return                               9.36%        (12.64%)     (22.07%)
Ratio of Net Expenses to Average Net
        Assets                             0.90% (a)      1.20%        1.20%
Ratio of Expenses Before Waiver to
        Average Net Assets                 1.20% (a)      1.45%        1.45%
Ratio of Net Investment Income (Loss)
         to Average Net Assets             0.47% (a)      0.62%        0.31%
Portfolio Turnover Rate                   18.45%         86.82%       70.59%

Net Assets, End of Period (000's)      $ 10,403        $ 9,683      $11,568


(a) annualized

                    THE DRESHER FAMILY OF FUNDS
                      COMPREHENSIVE GROWTH FUND
                        FINANCIAL HIGHLIGHTS



Per share information for a share outstanding throughout the period.



                                                   Year Ended December 31,

                                                    2000            1999
                                                   ========================


Net Asset Value, Beginning Period                  $ 35.20         $ 26.44
                                                   --------        --------
     Net Investment Income                            0.12           (0.12)
     Net Realized and Unrealized Gain
        (Loss) on Investments                        (4.04)           9.68
                                                   --------        --------
Total from Investment Operations                     (3.92)           9.56
                                                   --------        --------
Distributions
Distributions to Shareholders                        (3.05)          (0.80)
                                                   --------        --------
Net Asset Value, End of Period                     $ 28.23         $ 35.20
                                                   ========        ========

Total Return                                        (11.14%)         36.16%
Ratio of Net Expenses to Average Net
        Assets                                        1.20%           1.20%
Ratio of Expenses Before Waiver to
        Average Net Assets                            1.45%           1.45%
Ratio of Net Investment Income (Loss)
         to Average Net Assets                       (0.29%)         (0.38%)
Portfolio Turnover Rate                              42.19%          59.86%

Net Assets, End of Period (000's)                  $14,609         $12,898


(a) annualized

                           The Dresher Family of Funds
                          Notes to Financial Statements
                                  June 30, 2003


NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of three Funds: The Dresher Classic Retirement Fund, The Dresher Comprehensive Growth Fund and The Dresher Income Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26, 1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of securities: All portfolio securities traded on a national securities exchange are stated at the last reported sales price on the date of valuation. Shares of underlying open-end management investment companies ("mutual funds") are valued at their respective net asset values as determined under the 1940 Act.

Federal income taxes: It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to be paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                           The Dresher Family of Funds
                    Notes to Financial Statements (continued)
                                  June 30, 2003

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
                   (continued)

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds, excluding money market funds, which are considered short-term investments, were $2,705,000 and $1,656,494 respectively for The Dresher Classic Retirement Fund and $1,297,000 and $1,440,317 respectively for The Dresher Comprehensive Growth Fund.

At June 30, 2003, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $13,467,641 and for The Dresher Comprehensive Growth Fund was $10,880,461.

At June 30, 2003, the total unrealized appreciation and total unrealized depreciation was $283,319 and $303,731, respectively for The Dresher Classic Retirement Fund and $194,307 and $651,666, respectively for The Dresher Comprehensive Growth Fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Fund's investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Fund's average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 0.90%, excluding extraordinary expenses until at least June 30, 2004. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating

                           The Dresher Family of Funds
                    Notes to Financial Statements (continued)
                                  June 30, 2003

NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)

Investment Advisory Agreement (continued)

expenses of each Fund. For the six months ended June 30, 2003, the Advisor was paid $56,863 and $42,222 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Funds, respectively.

Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Fund's administrative agent, accounting and pricing agent, transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

Distribution Plan

The Dresher Family of Funds previously adopted a distribution and shareholder services plan (a 12b-1 plan) under which each Fund was permitted to pay the distributor a fee at the annual rate of up to 0.25% of average daily net assets for the sale of its shares and services provided to shareholders. The 12b-1 plan was terminated as to these funds effective as of January 1, 2003.

NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.


NOTE 4 - LOSS CARRYFORWARD

In accordance with current federal income tax law, each of the Fund's net realized capital gains and losses are considered separately for purposes of determining taxable capital gains on an annual basis. At December 31, 2002 The Classic Retirement Fund and The Comprehensive Growth Fund had net capital loss carryforwards for federal income tax purposes of approximately $2,155,000 and $3,125,000 respectively, which are available for offsets against future taxable capital gains, and expire through 2010. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

Servicing Agents


Investment Advisor:

National Financial Advisors, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025


Administrator and Transfer Agent:

National Shareholder Services, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025


Custodian:

Blue Ball National Bank
P. O. Box 580 1060 Main Street Blue Ball, PA 17506


Broker-Dealer/Distributor:

NFA Brokerage Services, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025


Independent Auditors:

Sanville & Company
1514 Old York Road
Abington, Pennsylvania 19001

Legal Counsel:

Stevens & Lee
111 North Sixth Street
Reading, PA 19603-0679